Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 9,227	£ 9,020
Charge for the year	(850)	(886)	£ (892)
Impairment losses	(193)	(88)	(17)
Property, plant and equipment at end of period	9,322	9,227	9,020
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,710	19,279
Exchange adjustments	150	(425)
Additions	1,373	1,393
Capitalised borrowing costs	15	20
Disposals and write-offs	(547)	(530)
Reclassifications	(26)	(8)
Transfer to assets held for sale	(461)	(19)
Property, plant and equipment at end of period	20,214	19,710	19,279
Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,844)	(9,634)
Exchange adjustments	(72)	215
Charge for the year	(850)	(886)
Disposals and write-offs	425	446
Reclassifications	(18)	(1)
Transfer to assets held for sale	212	16
Property, plant and equipment at end of period	(10,147)	(9,844)	(9,634)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(639)	(625)
Exchange adjustments	(10)	9
Disposals and write-offs	121	80
Reclassifications	(31)	(15)
Impairment losses	(208)	(116)
Reversal of impairments	15	28
Transfer to assets held for sale	7
Property, plant and equipment at end of period	(745)	(639)	(625)
Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,483)
Property, plant and equipment at end of period	(10,892)	(10,483)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,766	2,895
Property, plant and equipment at end of period	2,543	2,766	2,895
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,375	6,455
Exchange adjustments	26	(141)
Additions	7	42
Capitalised borrowing costs	0	0
Disposals and write-offs	(36)	(144)
Reclassifications	(26)	179
Transfer to assets held for sale	(189)	(16)
Property, plant and equipment at end of period	6,157	6,375	6,455
Land and buildings | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,350)	(3,323)
Exchange adjustments	(16)	76
Charge for the year	(195)	(211)
Disposals and write-offs	19	121
Reclassifications	157	(27)
Transfer to assets held for sale	100	14
Property, plant and equipment at end of period	(3,285)	(3,350)	(3,323)
Land and buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(259)	(237)
Exchange adjustments	(4)	3
Disposals and write-offs	21	22
Reclassifications	(10)	(24)
Impairment losses	(81)	(27)
Reversal of impairments	(1)	4
Transfer to assets held for sale	5
Property, plant and equipment at end of period	(329)	(259)	(237)
Land and buildings | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,609)
Property, plant and equipment at end of period	(3,614)	(3,609)
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,147	4,033
Property, plant and equipment at end of period	4,271	4,147	4,033
Plant, equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,015	10,704
Exchange adjustments	99	(233)
Additions	132	166
Capitalised borrowing costs	0	0
Disposals and write-offs	(485)	(381)
Reclassifications	1,027	762
Transfer to assets held for sale	(242)	(3)
Property, plant and equipment at end of period	11,546	11,015	10,704
Plant, equipment and vehicles | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,494)	(6,311)
Exchange adjustments	(56)	139
Charge for the year	(655)	(675)
Disposals and write-offs	406	325
Reclassifications	(175)	26
Transfer to assets held for sale	112	2
Property, plant and equipment at end of period	(6,862)	(6,494)	(6,311)
Plant, equipment and vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(374)	(360)
Exchange adjustments	(6)	5
Disposals and write-offs	74	55
Reclassifications	(23)	(13)
Impairment losses	(102)	(84)
Reversal of impairments	16	23
Transfer to assets held for sale	2
Property, plant and equipment at end of period	(413)	(374)	(360)
Plant, equipment and vehicles | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,868)
Property, plant and equipment at end of period	(7,275)	(6,868)
Assets in construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,314	2,092
Property, plant and equipment at end of period	2,508	2,314	2,092
Assets in construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,320	2,120
Exchange adjustments	25	(51)
Additions	1,234	1,185
Capitalised borrowing costs	15	20
Disposals and write-offs	(26)	(5)
Reclassifications	(1,027)	(949)
Transfer to assets held for sale	(30)	0
Property, plant and equipment at end of period	2,511	2,320	2,120
Assets in construction | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Exchange adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
Reclassifications	0	0
Transfer to assets held for sale	0	0
Property, plant and equipment at end of period	0	0	0
Assets in construction | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)	(28)
Exchange adjustments	0	1
Disposals and write-offs	26	3
Reclassifications	2	22
Impairment losses	(25)	(5)
Reversal of impairments	0	1
Transfer to assets held for sale	0
Property, plant and equipment at end of period	(3)	(6)	£ (28)
Assets in construction | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)
Property, plant and equipment at end of period	£ (3)	£ (6)